Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated deficit CNY (¥)	Non-controlling interests CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2015	¥ 358	¥ (3)	¥ 48,393,126	¥ 55,560	¥ 554,826	¥ (18,420,834)	¥ 137,833		¥ 30,720,866
Balance (in shares) at Dec. 31, 2015 | shares	2,793,756,650	(51,766,164)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares	¥ 19		9,592,239						9,592,258
Issuance of ordinary shares (in shares) | shares	144,952,250
Repurchase of ordinary shares		¥ (5,338,276)	(543,880)						(5,882,156)
Repurchase of ordinary shares (in shares) | shares		(62,131,568)
Surrender of ordinary shares by certain shareholder | shares	(1)
Accretion of redeemable non-controlling interests			(444,657)						(444,657)
Exercise of share-based awards		¥ 77,496	(3,293)						74,203
Exercise of share-based awards (in shares) | shares		2,820,648
Share-based compensation and vesting of share-based awards		¥ 78,903	2,264,882						2,343,785
Share-based compensation and vesting of share-based awards (in shares) | shares		8,812,582
Net loss						(3,362,133)	(51,591)		(3,413,724)
Foreign currency translation adjustment					943,616				943,616
Net change in unrealized gains/(losses) on available-for-sale debt securities					44,951				44,951
Statutory reserves				77,378		(77,378)
Change of the capital from non-controlling interest shareholders							183,720		183,720
Balance at Dec. 31, 2016	¥ 377	¥ (5,181,880)	59,258,417	132,938	1,543,393	(21,860,345)	269,962		34,162,862
Balance (in shares) at Dec. 31, 2016 | shares	2,938,708,899	(102,264,502)
Increase (Decrease) in Stockholders' Equity
Repurchase of ordinary shares			737,501						737,501
Accretion of redeemable non-controlling interests			(281,021)						(281,021)
Exercise of share-based awards		¥ 259,583	(114,556)						145,027
Exercise of share-based awards (in shares) | shares		4,116,816
Share-based compensation and vesting of share-based awards		¥ 464,689	2,460,785						2,925,474
Share-based compensation and vesting of share-based awards (in shares) | shares		12,102,216
Net loss						128,764	(140,482)		(11,718)
Foreign currency translation adjustment					(822,052)				(822,052)
Net change in unrealized gains/(losses) on available-for-sale debt securities					1,120,740				1,120,740
Statutory reserves				503,028		(503,028)
Change of the capital from non-controlling interest shareholders							231,055		231,055
Gain from JD Digits reorganization			14,193,481				(12,646)		14,180,835
Balance at Dec. 31, 2017	¥ 377	¥ (4,457,608)	76,254,607	635,966	1,842,081	(22,234,609)	347,889		52,388,703
Balance (in shares) at Dec. 31, 2017 | shares	2,938,708,899	(86,045,470)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares	¥ 3		3,531,867						3,531,870
Issuance of ordinary shares (in shares) | shares	27,106,948
Repurchase of ordinary shares		¥ (205,886)							(205,886)
Repurchase of ordinary shares (in shares) | shares		(2,792,400)
Accretion of convertible redeemable non-controlling interests						(2,492)			(2,492)
Exercise of share-based awards		¥ 67,982	(30,792)						37,190
Exercise of share-based awards (in shares) | shares		1,077,036
Share-based compensation and vesting of share-based awards		¥ 811,783	2,447,238				400,968		3,659,989
Share-based compensation and vesting of share-based awards (in shares) | shares		16,241,342
Net loss						(2,489,141)	(311,409)	$ (407,322)	(2,800,550)
Foreign currency translation adjustment					2,696,784				2,696,784
Net change in unrealized gains/(losses) on available-for-sale debt securities					(23,127)			(3,364)	(23,127)
Statutory reserves				764,446		(764,446)
Change of the capital from non-controlling interest shareholders							658,439		658,439
Share of changes in the equity investee's capital accounts			629,975						629,975
Balance at Dec. 31, 2018	¥ 380	¥ (3,783,729)	¥ 82,832,895	¥ 1,400,412	3,359,096	(24,038,081)	¥ 1,095,887	$ 8,852,716	60,866,860
Balance (in shares) at Dec. 31, 2018 | shares	2,965,815,847	(71,519,492)
Increase (Decrease) in Stockholders' Equity
Cumulative effect of changes in accounting principles related to revenue recognition and financial instruments					¥ (1,156,642)	¥ 1,452,607			¥ 295,965